UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03668

THE WRIGHT MANAGED INCOME TRUST
440 Wheelers Farms Road
Milford, Connecticut 06461

Megan Hadley Koehler
Three Canal Plaza, Suite 600
Portland, ME 04101
207-347-2000

Date of fiscal year end: December 31

Date of reporting period: July 1, 2013 – September 30, 2013

Item 1.  Schedule of Investments.

Wright Total Return Bond Fund (WTRB)
Portfolio of Investments – As of September 30, 2013 (Unaudited)

Face Amount	Description	Coupon Rate		Maturity Date	Value
FIXED INCOME INVESTMENTS - 98.7%
ASSET-BACKED SECURITIES - 0.9%
$145,402	PSE&G Transition Funding LLC, Series 2001-1, Class A7	6.750%		06/15/16	$149,510

Total Asset-Backed Securities (identified cost, $150,217)					$149,510

COMMERCIAL MORTGAGE-BACKED SECURITIES - 6.2%

$300,000	LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A4	5.372%		09/15/39	$330,281
299,558	Merrill Lynch Mortgage Trust, Series 2005-LC1, Class A4	5.291	%(1)	01/12/44	320,416
310,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-2, Class A4	6.086	%(1)	06/12/46	341,697

Total Commercial Mortgage-Backed Securities (identified cost, $955,206)					$992,394

CORPORATE BONDS - 42.9%
AUTO MANUFACTURERS - 1.3%
$200,000	Toyota Motor Credit Corp., MTN	3.300%		01/12/22	$199,244

COMMUNICATIONS EQUIPMENT - 0.6%
$100,000	eBay, Inc.	3.250%		10/15/20	$102,191

CONSUMER DURABLES & APPAREL - 0.4%
$65,000	Hasbro, Inc.	6.125%		05/15/14	$67,116

DIVERSIFIED FINANCIALS - 9.2%
$55,000	Ameriprise Financial, Inc.	5.650%		11/15/15	$60,465
85,000	Bank of America Corp., MTN	5.000%		05/13/21	91,438
55,000	Capital One Financial Corp.	7.375%		05/23/14	57,350
110,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	2.125%		10/13/15	112,747
30,000	Eaton Vance Corp.	6.500%		10/02/17	34,618
145,000	General Electric Capital Corp., MTN, Series A	6.750%		03/15/32	173,441
155,000	Goldman Sachs Group, Inc. (The)	6.150%		04/01/18	177,458
170,000	JPMorgan Chase & Co.	6.300%		04/23/19	199,414
75,000	Merrill Lynch & Co., Inc.	6.050%		05/16/16	82,654
90,000	Morgan Stanley	5.500%		07/28/21	98,589
70,000	Nomura Holdings, Inc.	5.000%		03/04/15	73,580
85,000	PNC Funding Corp.	4.250%		09/21/15	90,539
55,000	SunTrust Banks, Inc.	6.000%		09/11/17	63,035
150,000	Wells Fargo & Co.	3.625%		04/15/15	156,586

ENERGY - 2.5%
$105,000	Baker Hughes, Inc.	6.875%		01/15/29	$135,093
50,000	ONEOK Partners LP	6.850%		10/15/37	54,383
60,000	ONEOK, Inc.	5.200%		06/15/15	63,711
70,000	Peabody Energy Corp.	7.375%		11/01/16	78,575
55,000	Valero Energy Corp.	9.375%		03/15/19	71,334

FOOD, BEVERAGE & TOBACCO - 1.6%
$19,000	Altria Group, Inc.	9.700%		11/10/18	$25,145
100,000	Ingredion, Inc.	4.625%		11/01/20	106,080
100,000	PepsiCo, Inc.	7.900%		11/01/18	127,437

HEALTH CARE EQUIPMENT & SERVICES - 2.4%
$105,000	Cigna Corp.	2.750%		11/15/16	$109,148
75,000	Laboratory Corp. of America Holdings	3.125%		05/15/16	77,725
80,000	UnitedHealth Group, Inc.	6.000%		02/15/18	93,334
95,000	WellPoint, Inc.	4.350%		08/15/20	101,068

HOUSEHOLD & PERSONAL PRODUCTS - 0.4%
$60,000	Estee Lauder Cos., Inc. (The)	6.000%		05/15/37	$66,946

INFORMATION SERVICES - 1.2%
$85,000	Equifax, Inc.	4.450%		12/01/14	$88,336
100,000	Moody's Corp.	5.500%		09/01/20	109,151

INSURANCE - 4.1%
$100,000	Loews Corp.	5.250%		03/15/16	$110,135
75,000	MetLife, Inc.	5.000%		06/15/15	80,334
155,000	PartnerRe Finance B, LLC	5.500%		06/01/20	169,967
55,000	Principal Financial Group, Inc.	8.875%		05/15/19	71,371
50,000	Prudential Financial, Inc., MTN	4.500%		11/15/20	53,802
50,000	Prudential Financial, Inc., MTN, Series D	7.375%		06/15/19	61,987
100,000	Travelers Cos., Inc. (The)	5.500%		12/01/15	110,186

MATERIALS - 1.9%
$70,000	Dow Chemical Co. (The)	7.375%		03/01/23	$83,856
70,000	Greif, Inc.	6.750%		02/01/17	77,700
100,000	Lubrizol Corp.	8.875%		02/01/19	132,759

MEDIA - 2.2%
$90,000	Comcast Cable Communications Holdings, Inc.	9.455%		11/15/22	$127,087
40,000	DIRECTV Holdings, LLC / DIRECTV Financing Co., Inc.	5.000%		03/01/21	41,013
45,000	McGraw Hill Financial, Inc.	5.900%		11/15/17	48,723
50,000	Time Warner Cable, Inc.	8.250%		04/01/19	57,945
65,000	Time Warner Cos., Inc.	6.950%		01/15/28	78,326

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.6%
$95,000	Thermo Fisher Scientific, Inc.	3.150%		01/15/23	$88,140

PIPELINES - 1.2%
$60,000	Spectra Energy Capital, LLC	5.650%		03/01/20	$65,717
100,000	TransCanada PipeLines, Ltd.	6.500%		08/15/18	119,410

REAL ESTATE - 1.2%
$200,000	Simon Property Group LP	2.750%		02/01/23	$183,894

RETAILING - 1.4%
$55,000	AutoZone, Inc.	5.750%		01/15/15	$58,439
95,000	Kohl's Corp.	4.000%		11/01/21	95,495
72,000	L Brands, Inc.	5.250%		11/01/14	75,060

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.9%
$115,000	Applied Materials, Inc.	7.125%		10/15/17	$135,747

SOFTWARE & SERVICES - 2.7%
$90,000	Adobe Systems, Inc.	4.750%		02/01/20	$98,241
105,000	International Business Machines Corp.	7.625%		10/15/18	133,524
80,000	Oracle Corp.	5.375%		07/15/40	87,437
100,000	Symantec Corp.	4.200%		09/15/20	103,087

TECHNOLOGY HARDWARE & EQUIPMENT - 0.3%
$50,000	Pitney Bowes, Inc., MTN	5.250%		01/15/37	$52,633

TELECOMMUNICATIONS - 2.1%
$105,000	BellSouth Corp.	6.000%		11/15/34	$106,927
70,000	British Telecommunications PLC	9.625%		12/15/30	103,913
100,000	Verizon Communications, Inc.	7.750%		12/01/30	123,287

TRANSPORTATION - 0.5%
$70,000	Burlington Northern Santa Fe, LLC	6.200%		08/15/36	$80,042

UTILITIES - 4.2%
$110,000	Consolidated Edison Co. of New York, Inc.	7.125%		12/01/18	$136,931
90,000	Dominion Resources, Inc., Series E	6.300%		03/15/33	103,867
80,000	Exelon Generation Co., LLC	5.200%		10/01/19	87,729
115,000	NextEra Energy Capital Holdings, Inc., Series D	7.300	%(1)	09/01/67	124,881
50,000	Pacific Gas & Electric Co.	8.250%		10/15/18	63,914
60,000	Public Service Electric & Gas Co., MTN	5.300%		05/01/18	68,776
75,000	Sempra Energy	6.500%		06/01/16	85,233

Total Corporate Bonds (identified cost, $6,295,881)					$6,835,446

U.S. GOVERNMENT INTERESTS - 48.7%
AGENCY MORTGAGE-BACKED SECURITIES - 32.8%
$75,212	FHLMC Gold Pool #A32600	5.500%		05/01/35	$82,207
17,182	FHLMC Gold Pool #C01646	6.000%		09/01/33	19,003
20,224	FHLMC Gold Pool #C27663	7.000%		06/01/29	20,795
90,880	FHLMC Gold Pool #C47318	7.000%		09/01/29	107,693
61,771	FHLMC Gold Pool #C66878	6.500%		05/01/32	68,445
78,393	FHLMC Gold Pool #C91046	6.500%		05/01/27	87,288
11,485	FHLMC Gold Pool #D66753	6.000%		10/01/23	12,566
2,058	FHLMC Gold Pool #E00903	7.000%		10/01/15	2,139
95,394	FHLMC Gold Pool #G01035	6.000%		05/01/29	105,592
29,250	FHLMC Gold Pool #G02478	5.500%		12/01/36	31,686
48,866	FHLMC Gold Pool #N30514	5.500%		11/01/28	53,018
188,761	FHLMC Gold Pool #P00024	7.000%		09/01/32	213,180
3,670	FHLMC Gold Pool #P50031	7.000%		08/01/18	3,739
40,282	FHLMC Gold Pool #P50064	7.000%		09/01/30	45,518
52,046	FHLMC Pool #1B1291	2.743	%(1)	11/01/33	54,766
132,882	FHLMC Pool #1G0233	2.511	%(1)	05/01/35	140,976
12,409	FHLMC Pool #781071	5.240	%(1)	11/01/33	12,919
10,981	FHLMC Pool #781804	5.036	%(1)	07/01/34	11,678
5,295	FHLMC Pool #781884	5.205	%(1)	08/01/34	5,616
14,094	FHLMC Pool #782862	5.016	%(1)	11/01/34	14,806
120,978	FHLMC, Series 1983, Class Z	6.500%		12/15/23	136,037
95,930	FHLMC, Series 2044, Class PE	6.500%		04/15/28	108,600
501,688	FHLMC, Series 2627, Class MW	5.000%		06/15/23	553,217
75,595	FNMA Pool #253057	8.000%		12/01/29	86,768
1,775	FNMA Pool #479477	6.000%		01/01/29	1,944
5,071	FNMA Pool #489357	6.500%		03/01/29	5,623
9,850	FNMA Pool #535332	8.500%		04/01/30	11,780
19,297	FNMA Pool #545782	7.000%		07/01/32	22,329
12,219	FNMA Pool #597396	6.500%		09/01/31	13,701
46,855	FNMA Pool #621284	6.500%		12/01/31	52,007
13,617	FNMA Pool #725866	4.500%		09/01/34	14,600
53,390	FNMA Pool #738630	5.500%		11/01/33	58,392
153,496	FNMA Pool #745001	6.500%		09/01/35	169,977
71,288	FNMA Pool #745467	2.814	%(1)	04/01/36	76,132
114,437	FNMA Pool #745755	5.000%		12/01/35	124,461
38,463	FNMA Pool #747529	4.500%		10/01/33	41,229
317,255	FNMA Pool #781893	4.500%		11/01/31	342,015
17,179	FNMA Pool #809888	4.500%		03/01/35	18,416
305,564	FNMA Pool #888366	7.000%		04/01/37	339,988
274,083	FNMA Pool #888367	7.000%		03/01/37	307,864
171,618	FNMA Pool #888417	6.500%		01/01/36	194,412
13,498	FNMA Pool #906455	5.931	%(1)	01/01/37	14,159
14,028	GNMA I Pool #376400	6.500%		02/15/24	15,756
17,559	GNMA I Pool #379982	7.000%		02/15/24	19,495
104,646	GNMA I Pool #393347	7.500%		02/15/27	119,494
38,553	GNMA I Pool #410081	8.000%		08/15/25	43,967
30,489	GNMA I Pool #427199	7.000%		12/15/27	32,074
33,229	GNMA I Pool #448490	7.500%		03/15/27	36,392
40,748	GNMA I Pool #458762	6.500%		01/15/28	45,753
22,391	GNMA I Pool #460726	6.500%		12/15/27	25,163
13,723	GNMA I Pool #488924	6.500%		11/15/28	15,408
9,958	GNMA I Pool #510706	8.000%		11/15/29	11,738
11,634	GNMA I Pool #581536	5.500%		06/15/33	12,750
62,371	GNMA II Pool #002630	6.500%		08/20/28	72,066
3,326	GNMA II Pool #002909	8.000%		04/20/30	4,022
8,357	GNMA II Pool #002972	7.500%		09/20/30	10,191
3,108	GNMA II Pool #002973	8.000%		09/20/30	3,808
27,923	GNMA II Pool #003095	6.500%		06/20/31	32,067
195,169	GNMA II Pool #004841	8.000%		08/20/31	235,279
677,657	GNMA, Series 2010-44, Class NK	4.000%		10/20/37	720,071

U.S. TREASURIES - 15.9%
$290,000	U.S. Treasury Bond	6.125%		11/15/27	$391,568
650,000	U.S. Treasury Bond	3.125%		02/15/42	585,355
650,000	U.S. Treasury Note	3.875%		05/15/18	726,985
1,030,000	U.S. Treasury Strip Coupon	2.035 – 2.520	%(2)	05/15/22	827,818

Total U.S. Government Interests (identified cost, $7,618,065)					$7,774,501

TOTAL FIXED INCOME INVESTMENTS (identified cost, $15,019,369) — 98.7%					$15,751,851

SHORT-TERM INVESTMENTS - 0.6%
$92,583	Fidelity Government Money Market Fund, 0.01%(1)				$92,583

TOTAL SHORT-TERM INVESTMENTS (identified cost, $92,583) — 0.6%					$92,583

TOTAL INVESTMENTS (identified cost, $15,111,952) — 99.3%					$15,844,434

OTHER ASSETS, IN EXCESS OF LIABILITIES — 0.7%					106,658

NET ASSETS — 100.0%					$15,951,092

FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
LLC — Limited Liability Company
LP — Limited Partnership
MTN — Medium Term Note
PLC — Public Limited Company
(1)	Variable rate security. Rate presented is as of September 30, 2013.
(2)	Rate presented is yield to maturity.

* Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:
Gross Unrealized Appreciation					$888,977
Gross Unrealized Depreciation					(156,495)
Net Unrealized Appreciation					$732,482

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2013.

Asset Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs(Level 3)	Total
Asset-Backet Securities	$-	$149,510	$-	$149,510
Commercial Mortgage-Backed Securities	-	992,394	-	992,394
Corporate Bonds	-	6,835,446	-	6,835,446
U.S. Government Interests	-	7,774,501	-	7,774,501
Short-Term Investments	-	92,583	-	92,583
Total Investments	$-	$15,844,434	$-	$15,844,434

The level classification by major category of investments is the same as the category presentation in the Fund’s Portfolio of Investments.
There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2013.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Wright Current Income Fund (WCIF)
Portfolio of Investments – As of September 30, 2013 (Unaudited)

Face Amount	Description	Coupon Rate	Maturity Date	Value
FIXED INCOME INVESTMENTS - 97.4%
U.S. GOVERNMENT INTERESTS - 97.4%
AGENCY MORTGAGE-BACKED SECURITIES - 97.4%
$250,550	FHLMC Gold Pool #A85905	5.000%	05/01/39	$269,704
1,690,867	FHLMC Gold Pool #A95230	4.000%	12/01/40	1,772,444
14,324	FHLMC Gold Pool #C00548	7.000%	08/01/27	16,868
41,978	FHLMC Gold Pool #C00778	7.000%	06/01/29	48,472
86,481	FHLMC Gold Pool #C01375	6.500%	07/01/32	96,782
151,427	FHLMC Gold Pool #C91034	6.000%	06/01/27	167,663
15,704	FHLMC Gold Pool #D81642	7.500%	08/01/27	16,264
49,964	FHLMC Gold Pool #D82572	7.000%	09/01/27	56,638
4,265	FHLMC Gold Pool #E00678	6.500%	06/01/14	4,326
4,743	FHLMC Gold Pool #E00721	6.500%	07/01/14	4,820
16,081	FHLMC Gold Pool #E81704	8.500%	05/01/15	16,736
213,676	FHLMC Gold Pool #G00892	6.500%	12/01/27	240,039
118,649	FHLMC Gold Pool #G02809	6.500%	05/01/36	131,264
92,974	FHLMC Gold Pool #G04710	6.000%	09/01/38	101,678
114,098	FHLMC Gold Pool #G08012	6.500%	09/01/34	128,290
233,206	FHLMC Gold Pool #G08022	6.000%	11/01/34	257,691
188,199	FHLMC Gold Pool #G08047	6.000%	03/01/35	208,502
820,701	FHLMC Gold Pool #G08378	6.000%	10/01/39	929,516
168,866	FHLMC Gold Pool #G80111	7.300%	12/17/22	193,414
52,841	FHLMC Gold Pool #H09098	6.500%	10/01/37	58,008
188,761	FHLMC Gold Pool #P00024	7.000%	09/01/32	213,180
144,509	FHLMC Gold Pool #P50019	7.000%	07/01/24	163,296
465,004	FHLMC Gold Pool #T30126	5.550%	07/01/37	534,407
301,845	FHLMC Gold Pool #T30133	5.550%	07/01/37	348,264
488,535	FHLMC Gold Pool #U30400	5.550%	06/01/37	561,275
437,724	FHLMC, Series 2097, Class PZ	6.000%	11/15/28	491,854
65,718	FHLMC, Series 2176, Class OJ	7.000%	08/15/29	75,674
46,669	FHLMC, Series 2201, Class C	8.000%	11/15/29	55,126
208,918	FHLMC, Series 2218, Class ZB	6.000%	03/15/30	233,072
93,812	FHLMC, Series 2259, Class ZM	7.000%	10/15/30	109,153
56,514	FHLMC, Series 2576, Class HC	5.500%	03/15/33	62,559
150,000	FHLMC, Series 2802, Class OH	6.000%	05/15/34	168,666
436,737	FHLMC, Series 3033, Class WY	5.500%	09/15/35	481,666
197,474	FHLMC, Series 3072, Class DL	6.000%	02/15/35	222,706
4,631	FHLMC, Series 3217, Class PD	6.000%	11/15/34	4,636
125,000	FHLMC, Series 3255, Class QE	5.500%	12/15/36	137,253
565,000	FHLMC, Series 3605, Class NC	5.500%	06/15/37	634,021
146,589	FHLMC, Series 3641, Class TB	4.500%	03/15/40	155,584
108,025	FHLMC, Series 3814, Class B	3.000%	02/15/26	108,612
235,794	FHLMC, Series 4011, Class DA	4.000%	09/15/41	236,559
363,832	FHLMC, Series 4097, Class VT	3.500%	08/15/25	382,474
98,364	FHLMC, Series 4103, Class DV	3.000%	11/15/25	100,663
136,169	FHLMC-GNMA, Series 15, Class L	7.000%	07/25/23	154,598
51,235	FHLMC-GNMA, Series 23, Class KZ	6.500%	11/25/23	58,110
87,054	FHLMC-GNMA, Series 4, Class D	8.000%	12/25/22	100,434
400,473	FNMA Pool #252034	7.000%	09/01/28	461,838
77,867	FNMA Pool #252215	6.000%	11/01/28	86,336
592,214	FNMA Pool #256182	6.000%	03/01/36	642,076
89,777	FNMA Pool #256972	6.000%	11/01/37	96,418
450,893	FNMA Pool #257138	5.000%	03/01/38	479,331
18,881	FNMA Pool #535131	6.000%	03/01/29	20,955
109,013	FNMA Pool #594207	6.500%	02/01/31	124,241
44,889	FNMA Pool #673315	5.500%	11/01/32	48,923
247,823	FNMA Pool #721255	5.500%	07/01/33	270,090
56,673	FNMA Pool #733750	6.310%	10/01/32	62,090
204,803	FNMA Pool #735861	6.500%	09/01/33	233,144
307,578	FNMA Pool #745001	6.500%	09/01/35	340,603
514,493	FNMA Pool #745318	5.000%	12/01/34	563,143
37,971	FNMA Pool #745630	5.500%	01/01/29	41,432
105,710	FNMA Pool #801357	5.500%	08/01/34	116,173
479,385	FNMA Pool #801506	4.750%	09/01/34	512,432
113,580	FNMA Pool #813839	6.000%	11/01/34	124,246
587,751	FNMA Pool #819457	4.750%	02/01/35	628,404
1,044,407	FNMA Pool #846323	4.250%	11/01/35	1,108,099
576,438	FNMA Pool #851655	6.000%	12/01/35	639,328
674,418	FNMA Pool #851762	4.250%	01/01/36	708,502
105,137	FNMA Pool #871394	7.000%	04/01/21	116,343
188,164	FNMA Pool #888211	7.000%	08/01/36	206,513
61,757	FNMA Pool #888367	7.000%	03/01/37	69,369
121,189	FNMA Pool #888534	5.000%	08/01/37	128,814
1,403,483	FNMA Pool #891367	4.750%	04/01/36	1,511,822
356,828	FNMA Pool #908160	5.500%	12/01/36	377,259
262,410	FNMA Pool #930504	5.000%	02/01/39	283,920
117,775	FNMA Pool #930664	6.500%	03/01/39	131,853
592,552	FNMA Pool #940441	5.780%	03/01/37	646,222
58,342	FNMA Pool #954957	6.000%	10/01/37	62,739
128,946	FNMA Pool #995346	6.500%	09/01/36	142,758
301,028	FNMA Pool #995656	7.000%	06/01/33	349,888
101,899	FNMA Pool #AB2265	4.000%	02/01/41	107,454
342,703	FNMA Pool #AB7562	2.500%	01/01/38	320,087
150,769	FNMA Pool #AD0756	6.500%	11/01/28	168,809
188,558	FNMA Pool #AE0995	4.000%	02/01/41	198,896
169,047	FNMA Pool #AE0996	4.000%	02/01/41	177,884
79,851	FNMA Pool #AE6391	4.000%	02/01/41	84,041
558,672	FNMA Pool #AL3036	6.000%	02/01/38	619,305
189,000	FNMA Whole Loan, Series 2003-W17, Class 1A7	5.750%	08/25/33	208,242
68,905	FNMA Whole Loan, Series 2003-W18, Class 1A6	5.370%	08/25/43	71,105
338,530	FNMA Whole Loan, Series 2004-W11, Class 1A1	6.000%	05/25/44	401,028
254,099	FNMA, Series 1993-23, Class PZ	7.500%	03/25/23	289,828
225,404	FNMA, Series 2001-52, Class XZ	6.500%	10/25/31	258,409
117,133	FNMA, Series 2001-52, Class YZ	6.500%	10/25/31	133,283
109,461	FNMA, Series 2002-15, Class QH	6.000%	04/25/32	122,540
94,273	FNMA, Series 2002-30, Class JQ	5.500%	04/25/33	104,445
500,989	FNMA, Series 2002-77, Class Z	5.500%	12/25/32	551,426
515,657	FNMA, Series 2003-32, Class BZ	6.000%	11/25/32	582,973
231,824	FNMA, Series 2004-17, Class H	5.500%	04/25/34	259,179
285,000	FNMA, Series 2004-25, Class LC	5.500%	04/25/34	314,020
256,000	FNMA, Series 2004-25, Class UC	5.500%	04/25/34	286,633
138,287	FNMA, Series 2005-106, Class UK	5.500%	12/25/35	149,010
172,000	FNMA, Series 2005-120, Class PB	6.000%	01/25/36	194,366
269,142	FNMA, Series 2005-58, Class BC	5.500%	07/25/25	300,120
650,000	FNMA, Series 2006-74, Class PD	6.500%	08/25/36	772,096
534,000	FNMA, Series 2007-76, Class PE	6.000%	08/25/37	591,812
800,000	FNMA, Series 2007-81, Class GE	6.000%	08/25/37	902,673
850,000	FNMA, Series 2008-60, Class JC	5.000%	07/25/38	943,656
88,282	FNMA, Series 2008-86, Class GD	6.000%	03/25/36	96,254
150,000	FNMA, Series 2009-50, Class AX	5.000%	07/25/39	168,664
385,848	FNMA, Series 2009-96, Class DB	4.000%	11/25/29	413,245
210,000	FNMA, Series 2011-37, Class LH	4.000%	11/25/40	226,644
340,362	FNMA, Series 2012-51, Class B	7.000%	05/25/42	383,677
417,394	FNMA, Series 2013-17, Class YM	4.000%	03/25/33	440,083
257,613	FNMA, Series G92-43, Class Z	7.500%	07/25/22	296,098
174,567	FNMA, Series G93-5, Class Z	6.500%	02/25/23	199,342
573	GNMA I Pool #177784	8.000%	10/15/16	577
5,278	GNMA I Pool #192357	8.000%	04/15/17	5,310
457	GNMA I Pool #196063	8.500%	03/15/17	496
606	GNMA I Pool #212601	8.500%	06/15/17	610
826	GNMA I Pool #220917	8.500%	04/15/17	861
1,554	GNMA I Pool #230223	9.500%	04/15/18	1,565
2,237	GNMA I Pool #260999	9.500%	09/15/18	2,330
3,453	GNMA I Pool #263439	10.000%	02/15/19	3,479
986	GNMA I Pool #265267	9.500%	08/15/20	993
496	GNMA I Pool #266983	10.000%	02/15/19	500
535	GNMA I Pool #286556	9.000%	03/15/20	538
340	GNMA I Pool #301366	8.500%	06/15/21	342
2,818	GNMA I Pool #302933	8.500%	06/15/21	3,213
1,305	GNMA I Pool #315187	8.000%	06/15/22	1,313
16,782	GNMA I Pool #319441	8.500%	04/15/22	17,042
3,696	GNMA I Pool #325165	8.000%	06/15/22	4,192
4,617	GNMA I Pool #335950	8.000%	10/15/22	4,645
76,628	GNMA I Pool #346987	7.000%	12/15/23	85,588
27,214	GNMA I Pool #352001	6.500%	12/15/23	30,555
8,967	GNMA I Pool #352110	7.000%	08/15/23	10,006
38,581	GNMA I Pool #368238	7.000%	12/15/23	39,222
21,505	GNMA I Pool #372379	8.000%	10/15/26	22,681
36,069	GNMA I Pool #399726	7.490%	05/15/25	36,656
86,514	GNMA I Pool #399788	7.490%	09/15/25	98,280
24,808	GNMA I Pool #399958	7.490%	02/15/27	24,952
36,137	GNMA I Pool #410215	7.500%	12/15/25	43,060
2,592	GNMA I Pool #414736	7.500%	11/15/25	2,949
10,441	GNMA I Pool #420707	7.000%	02/15/26	11,330
8,415	GNMA I Pool #421829	7.500%	04/15/26	9,592
3,209	GNMA I Pool #431036	8.000%	07/15/26	3,377
12,546	GNMA I Pool #431612	8.000%	11/15/26	12,834
3,962	GNMA I Pool #442190	8.000%	12/15/26	4,554
37,149	GNMA I Pool #448970	8.000%	08/15/27	42,902
6,794	GNMA I Pool #449176	6.500%	07/15/28	7,629
8,981	GNMA I Pool #462623	6.500%	03/15/28	10,084
37,620	GNMA I Pool #471369	5.500%	05/15/33	41,230
122,348	GNMA I Pool #487108	6.000%	04/15/29	136,172
94,064	GNMA I Pool #489377	6.375%	03/15/29	104,061
282,102	GNMA I Pool #503405	6.500%	04/15/29	317,163
76,229	GNMA I Pool #509930	5.500%	06/15/29	83,653
108,354	GNMA I Pool #509965	5.500%	06/15/29	118,900
12,727	GNMA I Pool #538314	7.000%	02/15/32	14,613
29,796	GNMA I Pool #595606	6.000%	11/15/32	32,983
6,373	GNMA I Pool #602377	4.500%	06/15/18	6,818
6,883	GNMA I Pool #603377	4.500%	01/15/18	7,361
280,673	GNMA I Pool #615272	4.500%	07/15/33	306,425
91,010	GNMA I Pool #615403	4.500%	08/15/33	99,191
62,100	GNMA I Pool #616829	5.500%	01/15/25	68,178
73,165	GNMA I Pool #623190	6.000%	12/15/23	81,158
242,841	GNMA I Pool #624600	6.150%	01/15/34	268,756
54,453	GNMA I Pool #640940	5.500%	05/15/35	61,624
25,016	GNMA I Pool #658267	6.500%	02/15/22	27,493
51,069	GNMA I Pool #677162	5.500%	08/15/23	54,402
320,137	GNMA I Pool #697999	4.500%	02/15/24	342,688
737,464	GNMA I Pool #711286	6.500%	10/15/32	832,626
522,303	GNMA I Pool #733602	5.000%	04/15/40	588,100
24,078	GNMA I Pool #780429	7.500%	09/15/26	28,550
128,087	GNMA I Pool #780492	7.000%	09/15/24	142,490
60,161	GNMA I Pool #780685	6.500%	12/15/27	68,911
82,051	GNMA I Pool #780977	7.500%	12/15/28	98,092
196,817	GNMA I Pool #781120	7.000%	12/15/29	225,084
219,029	GNMA I Pool #782771	4.500%	09/15/24	234,290
196,934	GNMA I Pool #AB1821	3.250%	10/15/42	194,853
11,788	GNMA II Pool #000723	7.500%	01/20/23	13,249
1,114	GNMA II Pool #001596	9.000%	04/20/21	1,277
18,247	GNMA II Pool #002268	7.500%	08/20/26	21,432
52,873	GNMA II Pool #002442	6.500%	06/20/27	59,025
2,614	GNMA II Pool #002855	8.500%	12/20/29	3,075
65,418	GNMA II Pool #003284	5.500%	09/20/32	72,417
117,180	GNMA II Pool #003346	5.500%	02/20/33	130,190
38,311	GNMA II Pool #003401	4.500%	06/20/33	41,686
269,799	GNMA II Pool #003403	5.500%	06/20/33	299,755
62,950	GNMA II Pool #003554	4.500%	05/20/34	68,488
177,463	GNMA II Pool #003689	4.500%	03/20/35	193,079
371,569	GNMA II Pool #003931	6.000%	12/20/36	409,898
16,708	GNMA II Pool #004149	7.500%	05/20/38	19,320
35,624	GNMA II Pool #004284	5.500%	11/20/38	37,660
311,512	GNMA II Pool #004291	6.000%	11/20/38	342,758
122,731	GNMA II Pool #004412	5.000%	04/20/39	129,802
380,254	GNMA II Pool #004561	6.000%	10/20/39	419,629
338,428	GNMA II Pool #004702	3.500%	06/20/25	358,971
66,499	GNMA II Pool #004752	7.500%	11/20/38	75,933
374,740	GNMA II Pool #004753	8.000%	08/20/30	433,889
261,415	GNMA II Pool #004805	6.500%	09/20/40	292,355
90,708	GNMA II Pool #004808	8.000%	01/20/31	100,936
1,253,451	GNMA II Pool #004838	6.500%	10/20/40	1,433,038
220,205	GNMA II Pool #004993	7.000%	03/20/41	249,189
90,718	GNMA II Pool #575787	5.760%	03/20/33	103,196
273,069	GNMA II Pool #610116	5.760%	04/20/33	309,688
65,436	GNMA II Pool #610143	5.760%	06/20/33	72,596
69,536	GNMA II Pool #612121	5.760%	07/20/33	77,058
212,450	GNMA II Pool #648541	6.000%	10/20/35	234,487
307,346	GNMA II Pool #719213	6.500%	02/20/33	344,293
133,171	GNMA II Pool #748939	4.000%	09/20/40	141,582
544,999	GNMA, Series 1998-21, Class ZB	6.500%	09/20/28	625,251
132,287	GNMA, Series 1999-25, Class TB	7.500%	07/16/29	153,744
459,010	GNMA, Series 1999-4, Class ZB	6.000%	02/20/29	517,484
181,278	GNMA, Series 2000-14, Class PD	7.000%	02/16/30	210,863
650,000	GNMA, Series 2001-53, Class PB	6.500%	11/20/31	770,860
317,748	GNMA, Series 2002-22, Class GF	6.500%	03/20/32	366,821
303,141	GNMA, Series 2002-33, Class ZD	6.000%	05/16/32	343,723
120,233	GNMA, Series 2002-40, Class UK	6.500%	06/20/32	138,687
92,871	GNMA, Series 2002-45, Class QE	6.500%	06/20/32	107,171
162,232	GNMA, Series 2002-6, Class GE	6.500%	01/20/32	187,231
80,154	GNMA, Series 2002-7, Class PG	6.500%	01/20/32	91,657
214,000	GNMA, Series 2003-103, Class PC	5.500%	11/20/33	238,281
136,000	GNMA, Series 2003-26, Class MA	5.500%	03/20/33	152,468
154,000	GNMA, Series 2003-46, Class HA	4.500%	06/20/33	170,723
179,000	GNMA, Series 2003-46, Class MA	5.000%	05/20/33	194,713
503,000	GNMA, Series 2003-46, Class ND	5.000%	06/20/33	553,984
575,000	GNMA, Series 2003-57, Class C	4.500%	04/20/33	635,938
111,000	GNMA, Series 2003-84, Class PC	5.500%	10/20/33	126,563
117,000	GNMA, Series 2004-16, Class GB	5.500%	06/20/33	125,888
125,000	GNMA, Series 2004-63, Class AG	6.000%	07/20/32	142,119
211,000	GNMA, Series 2005-13, Class BE	5.000%	09/20/34	234,379
895,942	GNMA, Series 2005-17, Class GE	5.000%	02/20/35	1,014,416
364,000	GNMA, Series 2005-49, Class B	5.500%	06/20/35	409,149
227,000	GNMA, Series 2005-51, Class DC	5.000%	07/20/35	260,131
100,000	GNMA, Series 2005-93, Class BH	5.500%	06/20/35	112,803
50,716	GNMA, Series 2007-18, Class B	5.500%	05/20/35	56,924
669,000	GNMA, Series 2007-6, Class LE	5.500%	02/20/37	761,225
216,235	GNMA, Series 2007-68, Class NA	5.000%	11/20/37	242,756
120,000	GNMA, Series 2007-70, Class PE	5.500%	11/20/37	131,921
240,000	GNMA, Series 2008-26, Class JP	5.250%	03/20/38	271,301
300,000	GNMA, Series 2008-35, Class EH	5.500%	03/20/38	343,031
314,000	GNMA, Series 2008-65, Class CM	5.000%	08/20/38	352,165
757,000	GNMA, Series 2008-65, Class PG	6.000%	08/20/38	880,815
157,000	GNMA, Series 2009-47, Class LT	5.000%	06/20/39	172,078
592,662	GNMA, Series 2009-57, Class VB	5.000%	06/16/39	652,802
706,000	GNMA, Series 2009-93, Class AY	5.000%	10/20/39	781,210
2,000,000	GNMA, Series 2010-116, Class PB	5.000%	06/16/40	2,272,838
350,000	GNMA, Series 2010-89, Class BG	4.000%	07/20/40	358,462
209,048	Vendee Mortgage Trust, Series 1998-1, Class 2E	7.000%	03/15/28	242,152

Total Agency Mortgage-Backed Securities (identified cost, $59,205,816)				$60,210,392

TOTAL FIXED INCOME INVESTMENTS (identified cost, $59,205,816) — 97.4%				$60,210,392

SHORT-TERM INVESTMENTS - 2.5%

$1,533,878	Fidelity Government Money Market Fund, 0.01%(1)			$1,533,878

TOTAL SHORT-TERM INVESTMENTS (identified cost, $1,533,878) — 2.5%				$1,533,878

TOTAL INVESTMENTS (identified cost, $60,739,694) — 99.9%				$61,744,270

OTHER ASSETS, IN EXCESS OF LIABILITIES — 0.1%				57,411

NET ASSETS — 100.0%				$61,801,681

FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
(1)	Variable rate security. Rate presented is as of September 30, 2013.

* Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:
Gross Unrealized Appreciation				$1,519,798
Gross Unrealized Depreciation				(515,222)
Net Unrealized Appreciation				$1,004,576

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2013.

Asset Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Agency Mortgage-Backed Securities	$-	$60,210,392	$-	$60,210,392
Short-Term Investments	-	1,533,878	-	1,533,878
Total Investments	$-	$61,744,270	$-	$61,744,270

The level classification by major category of investments is the same as the category presentation in the Fund’s Portfolio of Investments.
There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2013.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.

(a)   It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reporting within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

 (b) There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.  Exhibits

Certification of Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17CFR 270.30a-2(a)) is attached hereto as Exhibit 99Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Wright Managed Income Trust (On behalf of Wright Current Income Fund and Wright Total Return Bond Fund)

By:	/s/ Peter M. Donovan
Peter M. Donovan
President

Date:	November 5, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter M. Donovan
Peter M. Donovan
President

Date:	November 5, 2013

By:	/s/ Michael J. McKeen
Michael J. McKeen
Treasurer

Date:	November 5, 2013